UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2012 to January 31, 2012

Commission File Number of issuing entity: 333-157910-05

Harley-Davidson Motorcycle Trust 2010-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-157910

Harley-Davidson Customer Funding Corp.

(Exact name of depositor as specified in its charter)

Harley-Davidson Credit Corp.

(Exact name of sponsor specified in its charter)

Delaware

(State of other jurisdiction of incorporation or organization of the issuing entity)

38-6933101

(I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
1100 North Market Street
Wilmington, Delaware	19890-1605
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6000

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report.)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class A-4 Notes	☐	☐	☒
Class B Notes	☐	☐	☒
Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  ☒  No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.            Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2010-1.

There is no activity relating to the repurchase or replacement of underlying assets to be reported under Rule 15Ga-1 of the Securities Exchange Act of 1934.  The most recent Form ABS-15G relating thereto was filed on February 13, 2012 (File No.025-00396) by Harley-Davidson Customer Funding Corp. (Commission File Number 333-157910; Central Index Key Number 0001114926), as securitizer.

PART II — OTHER INFORMATION

Item 9.            Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2010-1 Monthly Report and Certificate of Servicing Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2010-1
(Issuing entity)

	By:	Harley-Davidson Credit Corp.,
as Servicer

	By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary

Date: February 27, 2012

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2010-1 Monthly Report and Certificate of Servicing Officer